                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-10359

Morgan Stanley Mid-Cap Value Fund
               (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York 10020
         (Address of principal executive offices)                   (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: August 31, 2004

Date of reporting period: August 31, 2004


Item 1 - Report to Shareholders

WELCOME, SHAREHOLDER:

IN THIS REPORT, YOU'LL LEARN ABOUT HOW YOUR INVESTMENT IN MORGAN STANLEY MID-CAP VALUE FUND PERFORMED DURING THE ANNUAL PERIOD. WE WILL PROVIDE AN OVERVIEW OF THE MARKET CONDITIONS, AND DISCUSS SOME OF THE FACTORS THAT AFFECTED PERFORMANCE DURING THE REPORTING PERIOD. IN ADDITION, THIS REPORT INCLUDES THE FUND'S FINANCIAL STATEMENTS AND A LIST OF FUND INVESTMENTS.


THIS MATERIAL MUST BE PRECEDED OR ACCOMPANIED BY A PROSPECTUS FOR THE FUND BEING OFFERED. MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT THE FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVE. THE FUND IS SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT MARKET VALUES OF SECURITIES OWNED BY THE FUND WILL DECLINE AND, THEREFORE, THE VALUE OF THE FUND'S SHARES MAY BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS FUND.

FUND REPORT
For the year ended August 31, 2004

TOTAL RETURN FOR THE 12-MONTH PERIOD ENDED AUGUST 31, 2004

                                                                                       LIPPER
                                                         RUSSELL                      MID-CAP
                                                          MIDCAP        S&P 400          CORE
                                                           VALUE        MID-CAP         FUNDS
  CLASS A       CLASS B       CLASS C       CLASS D      INDEX(1)      INDEX(2)      INDEX(3)
    9.50%         8.72%         8.82%         9.75%        21.12%        12.42%        10.91%

THE PERFORMANCE OF THE FUND'S FOUR SHARE CLASSES VARIES BECAUSE EACH HAS DIFFERENT EXPENSES. THE FUND'S TOTAL RETURN FIGURES ASSUME THE REINVESTMENT OF ALL DISTRIBUTIONS BUT DO NOT REFLECT THE DEDUCTION OF ANY APPLICABLE SALES CHARGES. SUCH COSTS WOULD LOWER PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. SEE PERFORMANCE SUMMARY FOR STANDARDIZED PERFORMANCE INFORMATION.

MARKET CONDITIONS

U.S. equity returns were largely positive for the 12 months ended August 31, 2004, though the market's strength varied at different points during the review period. Performance in the first half of the period was supported by improving economic indicators and the Federal Reserve's willingness to keep interest rates low. Investors' confidence improved with the signs of a growing economy and rising corporate profits. A rising-interest-rate environment developed in the last months of the period, however, and steadily rising oil prices further served to dampen stocks and keep the market range-bound. Geopolitical concerns over the conflict in Iraq and other regions added to an uncertainty that slowed the market's progress in the second half of the period, as did concerns over the upcoming domestic presidential elections and the ongoing threat of terrorism.

The financial sector performed especially strongly over the 12-month period as banks benefited from a comparatively steep yield curve. The consumer discretionary sector also outperformed its peers due to home refinancings that allowed consumers to reduce debt and increase their spending. As the economy continued to make a significant recovery, small- and mid-cap stocks generally outperformed their larger peers.

PERFORMANCE ANALYSIS

Morgan Stanley Mid-Cap Value Fund underperformed the Russell Midcap Value Index, the S&P 400 Mid-Cap Index and the Lipper Mid-Cap Core Funds Index for the 12 months ended August 31, 2004. The Fund's underperformance over the period was driven largely by stock selection within the health care, consumer discretionary and industrials sectors. Both an overweighted position in the health-care sector relative to the Russell Midcap Value Index and stock selection within the sector were detrimental to performance, as many pharmaceutical and health-care companies suffered from an unfavorable environment over the period. Among these, Watson Pharmaceuticals served as a particular drag on performance, as this generic drug producer was hurt by news that earnings growth forecasts would have to be revised when the company lost market share to competitors. Tenet Healthcare was another security that hurt the Fund. Having suffered from accounting problems in the past, this stock was again negatively affected by signs that a turnaround for the company would take significantly longer than had been expected as further issues relating to its accounting problems surfaced.

Both an underweighted position in the consumer discretionary sector relative to the Russell Midcap Value Index and stock selection within the sector also hurt performance. The Interpublic Group was a disappointing holding for the Fund, as this advertising group suffered from weak revenues and low growth in spending for advertising during the period. Bally's Total Fitness was another stock that hurt performance early in the period before the Fund sold its holdings in this company. Although its overweighted position in the industrials sector relative to the Russell Midcap Value Index was positive for the Fund, stock selection within the sector was detrimental because the portfolio did not include enough of the strongest-performing names within the sector.

Positions within other sectors nevertheless served as positive drivers for the Fund over the 12 months under review. Stock selection within the telecommunications services sector provided gains for the Fund, and an underweighted position in the sector relative to the Russell Midcap Value Index was also beneficial. Within the sector, Sprint PCS Corporation was a standout performer as it bought back the tracking stock for the cellular portion of the company and brought that under the parent name. Within the basic materials sector, Lyondell Chemical was one of the top three contributors to performance, as the company saw a turnaround during the period, with the economic recovery supporting the improvement of both commodity prices and the market for the products the company provides, and as the company also made an acquisition the market viewed as positive. An overweighted position in the energy sector affected the Fund positively as rising oil prices boosted the performance of many energy companies. Among these, Valero Energy provided gains as the refining and marketing company saw its profit margins greatly increase, and the oil and gas exploration entity Transocean benefited similarly from high oil prices.

   TOP 10 HOLDINGS

   Goodrich Corp.                               3.8%
   Lyondell Chemical Co.                        3.7
   Sovereign Bancorp, Inc.                      3.2
   Hubbell, Inc. (Class B)                      3.2
   BISYS Group, Inc. (The)                      3.1
   International Flavors & Fragrances, Inc.     3.0
   Bausch & Lomb, Inc.                          3.0
   Valassis Communications, Inc.                2.9
   Assurant, Inc.                               2.7
   Sabre Holdings Corp.                         2.5

   TOP FIVE INDUSTRIES

   Electric Utilities                           8.4%
   Medical Specialties                          7.3
   Specialty Insurance                          4.8
   Real Estate Investment Trusts                4.3
   Specialty Stores                             4.0

DATA AS OF AUGUST 31, 2004. SUBJECT TO CHANGE DAILY. ALL PERCENTAGES FOR TOP 10 HOLDINGS AND TOP FIVE INDUSTRIES ARE AS A PERCENTAGE OF NET ASSETS. PROVIDED FOR INFORMATIONAL PURPOSES ONLY AND SHOULD NOT BE DEEMED A RECOMMENDATION TO BUY OR SELL THE SECURITIES MENTIONED. MORGAN STANLEY IS A FULL-SERVICE SECURITIES FIRM ENGAGED IN SECURITIES TRADING AND BROKERAGE ACTIVITIES, INVESTMENT BANKING, RESEARCH AND ANALYSIS, FINANCING AND FINANCIAL ADVISORY SERVICES.

INVESTMENT STRATEGY

THE FUND WILL NORMALLY INVEST AT LEAST 80% OF ITS ASSETS IN COMMON STOCK AND OTHER EQUITY SECURITIES, INCLUDING DEPOSITARY RECEIPTS AND SECURITIES CONVERTIBLE INTO COMMON STOCK, OF COMPANIES TRADED ON A U.S. SECURITIES EXCHANGE WITH MARKET CAPITALIZATIONS THAT FALL WITHIN THE RANGE OF COMPANIES INCLUDED IN THE RUSSELL MIDCAP VALUE INDEX. AS OF JUNE 30, 2003, THESE MARKET CAPITALIZATIONS RANGE BETWEEN $462.44 MILLION AND $10.38 BILLION. IN PURSUING ITS INVESTMENT OBJECTIVE, THE FUND'S "INVESTMENT MANAGER," MORGAN STANLEY INVESTMENT ADVISORS INC., SEEKS ATTRACTIVELY VALUED COMPANIES EXPERIENCING A CHANGE THAT THE INVESTMENT MANAGER BELIEVES COULD HAVE A POSITIVE IMPACT ON A COMPANY'S OUTLOOK, SUCH AS A CHANGE IN MANAGEMENT, INDUSTRY DYNAMICS OR OPERATIONAL EFFICIENCY. IN DETERMINING WHETHER SECURITIES SHOULD BE SOLD, THE INVESTMENT MANAGER CONSIDERS A NUMBER OF FACTORS, INCLUDING APPRECIATION TO FAIR VALUE, FUNDAMENTAL CHANGE IN THE COMPANY OR CHANGES IN ECONOMIC OR MARKET TRENDS. THE INVESTMENT MANAGER MAY PURCHASE STOCKS THAT TYPICALLY DO NOT PAY DIVIDENDS.

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS

EACH MORGAN STANLEY FUND PROVIDES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS IN ITS SEMIANNUAL AND ANNUAL REPORTS WITHIN 60 DAYS OF THE END OF THE FUND'S SECOND AND FOURTH FISCAL QUARTERS BY FILING THE SCHEDULE ELECTRONICALLY WITH THE SECURITIES AND EXCHANGE COMMISSION (SEC). THE SEMIANNUAL REPORTS ARE FILED ON FORM N-CSRS AND THE ANNUAL REPORTS ARE FILED ON FORM N-CSR. MORGAN STANLEY ALSO DELIVERS THE SEMIANNUAL AND ANNUAL REPORTS TO FUND SHAREHOLDERS AND MAKES THESE REPORTS AVAILABLE ON ITS PUBLIC WEBSITE, www.morganstanley.com. EACH MORGAN STANLEY FUND

ALSO FILES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE FUND'S FIRST AND THIRD FISCAL QUARTERS ON FORM N-Q. MORGAN STANLEY DOES NOT DELIVER THE REPORTS FOR THE FIRST AND THIRD FISCAL QUARTERS TO SHAREHOLDERS, NOR ARE THE REPORTS POSTED TO THE MORGAN STANLEY PUBLIC WEBSITE. YOU MAY, HOWEVER, OBTAIN THE FORM N-Q FILINGS (AS WELL AS THE FORM N-CSR AND N-CSRS FILINGS) BY ACCESSING THE SEC'S WEBSITE, http://www.sec.gov. YOU MAY ALSO REVIEW AND COPY THEM AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE OPERATION OF THE SEC'S PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING THE SEC AT (800) SEC-0330. YOU CAN ALSO REQUEST COPIES OF THESE MATERIALS, UPON PAYMENT OF A DUPLICATING FEE, BY ELECTRONIC REQUEST AT THE SEC'S E-MAIL ADDRESS (publicinfo@sec.gov) OR BY WRITING THE PUBLIC REFERENCE SECTION OF THE SEC, WASHINGTON, DC 20549-0102. YOU MAY OBTAIN COPIES OF A FUND'S FISCAL QUARTER FILINGS BY CONTACTING MORGAN STANLEY CLIENT RELATIONS AT (800) 869-NEWS.

PROXY VOTING POLICIES AND PROCEDURES

A DESCRIPTION OF (1) THE FUND'S POLICIES AND PROCEDURES WITH RESPECT TO THE VOTING OF PROXIES RELATING TO THE FUND'S PORTFOLIO SECURITIES AND (2) HOW THE FUND VOTED PROXIES RELATING TO PORTFOLIO SECURITIES DURING THE MOST RECENT 12-MONTH PERIOD ENDED AUGUST 31, 2004, IS AVAILABLE WITHOUT CHARGE, UPON REQUEST, BY CALLING (800) 869-NEWS OR BY VISITING THE MUTUAL FUND CENTER ON OUR WEBSITE AT www.morganstanley.com. THIS INFORMATION IS ALSO AVAILABLE ON THE SECURITIES AND EXCHANGE COMMISSION'S WEBSITE AT http://www.sec.gov.

ANNUAL HOUSEHOLDING NOTICE

TO REDUCE PRINTING AND MAILING COSTS, THE FUND ATTEMPTS TO ELIMINATE DUPLICATE MAILINGS TO THE SAME ADDRESS. THE FUND DELIVERS A SINGLE COPY OF CERTAIN SHAREHOLDER DOCUMENTS, INCLUDING SHAREHOLDER REPORTS, PROSPECTUSES AND PROXY MATERIALS, TO INVESTORS WITH THE SAME LAST NAME WHO RESIDE AT THE SAME ADDRESS. YOUR PARTICIPATION IN THIS PROGRAM WILL CONTINUE FOR AN UNLIMITED PERIOD OF TIME UNLESS YOU INSTRUCT US OTHERWISE. YOU CAN REQUEST MULTIPLE COPIES OF THESE DOCUMENTS BY CALLING (800) 350-6414, 8:00 A.M. TO 8:00 P.M. ET. ONCE OUR CUSTOMER SERVICE CENTER HAS RECEIVED YOUR INSTRUCTIONS, WE WILL BEGIN SENDING INDIVIDUAL COPIES FOR EACH ACCOUNT WITHIN 30 DAYS.

PERFORMANCE SUMMARY

[CHART]

PERFORMANCE OF A $10,000 INVESTMENT

($ IN THOUSANDS)

                 CLASS A^       CLASS B^       CLASS C^       CLASS D^      RUSSELL(1)     S&P 400(2)      LIPPER(3)
   29-Oct-01   $      9,475   $     10,000   $     10,000   $     10,000   $     10,000   $     10,000   $     10,000
   30-Nov-01   $     10,006   $     10,560   $     10,560   $     10,570   $     10,568   $     10,599   $     10,631
   28-Feb-02   $      9,829   $     10,343   $     10,343   $     10,378   $     11,298   $     11,102   $     10,794
   31-May-02   $      9,592   $     10,073   $     10,072   $     10,137   $     11,850   $     11,641   $     11,102
   31-Aug-02   $      7,770   $      8,153   $      8,152   $      8,224   $     10,331   $      9,793   $      9,361
   30-Nov-02   $      8,017   $      8,393   $      8,392   $      8,485   $     10,187   $      9,937   $      9,631
   28-Feb-03   $      7,125   $      7,442   $      7,442   $      7,543   $      9,509   $      9,030   $      8,810
   31-May-03   $      8,577   $      8,943   $      8,942   $      9,086   $     11,171   $     10,577   $     10,296
   31-Aug-03   $      9,592   $      9,983   $      9,982   $     10,167   $     12,010   $     11,595   $     11,279
   30-Nov-03   $     10,038   $     10,423   $     10,423   $     10,638   $     13,162   $     12,709   $     12,229
   29-Feb-04   $     10,987   $     11,394   $     11,393   $     11,660   $     14,441   $     13,520   $     13,124
   31-May-04   $     10,607   $     10,983   $     10,983   $     11,259   $     14,208   $     13,404   $     12,879
   31-Aug-04   $     10,503   $     10,553   $     10,863   $     11,159   $     14,547   $     13,036   $     12,510

ENDING VALUE

   CLASS A^       CLASS B^       CLASS C^       CLASS D^      RUSSELL(1)     S&P 400(2)      LIPPER(3)
 ------------   ------------   ------------   ------------   ------------   ------------   ------------
 $     10,503   $     10,553   $     10,863   $     11,159   $     14,547   $     13,036   $     12,510

AVERAGE ANNUAL TOTAL RETURNS--PERIOD ENDED AUGUST 31, 2004

                        CLASS A SHARES*       CLASS B SHARES**        CLASS C SHARES+       CLASS D SHARES++
                       (SINCE 10/29/01)       (SINCE 10/29/01)       (SINCE 10/29/01)       (SINCE 10/29/01)

SYMBOL                            MDFAX                  MDFBX                  MDFCX                  MDFDX
1 YEAR                             9.50%(4)               8.72%(4)               8.82%(4)               9.75%(4)
                                   3.75(5)                3.72(5)                7.82(5)                  --

SINCE INCEPTION                    3.69(4)                2.93(4)                2.96(4)                3.94(4)
                                   1.74(5)                1.92(5)                2.96(5)                   --

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. FOR THE MOST RECENT MONTH-END PERFORMANCE FIGURES, PLEASE VISIT MORGANSTANLEY.COM OR SPEAK WITH YOUR FINANCIAL ADVISOR. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE AND FUND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. PERFORMANCE FOR CLASS A, CLASS B, CLASS C, AND CLASS D SHARES WILL VARY DUE TO DIFFERENCES IN SALES CHARGES AND EXPENSES.

*    THE MAXIMUM FRONT-END SALES CHARGE FOR CLASS A IS 5.25%.

** THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE (CDSC) FOR CLASS B IS 5.0%. THE CDSC DECLINES TO 0% AFTER SIX YEARS.

+ THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE FOR CLASS C IS 1% FOR SHARES REDEEMED WITHIN ONE YEAR OF PURCHASE.

++   CLASS D HAS NO SALES CHARGE.

(1) THE RUSSELL MIDCAP VALUE INDEX MEASURES THE PERFORMANCE OF THOSE RUSSELL MIDCAP COMPANIES WITH LOWER PRICE-TO-BOOK RATIOS AND LOWER FORECASTED GROWTH VALUES. THE STOCKS ARE ALSO MEMBERS OF THE RUSSELL 1000 VALUE INDEX. INDEXES ARE UNMANAGED AND THEIR RETURNS DO NOT INCLUDE ANY SALES CHARGES OR FEES. SUCH COSTS WOULD LOWER PERFORMANCE. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX. THE FUND'S BENCHMARK WAS CHANGED FROM THE STANDARD AND POOR'S MID-CAP 400 INDEX TO THE RUSSELL MIDCAP VALUE INDEX TO MORE ACCURATELY REFLECT THE FUND'S INVESTABLE UNIVERSE.

(2) THE STANDARD AND POOR'S MID-CAP 400 INDEX (S&P 400) IS A MARKET-VALUE WEIGHTED INDEX, THE PERFORMANCE OF WHICH IS BASED ON THE PERFORMANCE OF 400 DOMESTIC STOCKS CHOSEN FOR MARKET SIZE, LIQUIDITY AND INDUSTRY GROUP REPRESENTATION. INDEXES ARE UNMANAGED AND THEIR RETURNS DO NOT INCLUDE ANY SALES CHARGES OR FEES. SUCH COSTS WOULD LOWER PERFORMANCE. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

(3) THE LIPPER MID-CAP CORE FUNDS INDEX IS AN EQUALLY WEIGHTED PERFORMANCE INDEX OF THE LARGEST QUALIFYING FUNDS (BASED ON NET ASSETS) IN THE LIPPER MID-CAP CORE FUNDS CLASSIFICATION. THE INDEX, WHICH IS ADJUSTED FOR CAPITAL GAINS DISTRIBUTIONS AND INCOME DIVIDENDS, IS UNMANAGED AND SHOULD NOT BE CONSIDERED AN INVESTMENT. THERE ARE CURRENTLY 30 FUNDS REPRESENTED IN THIS INDEX.

(4) FIGURE SHOWN ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AND DOES NOT REFLECT THE DEDUCTION OF ANY SALES CHARGES.

(5) FIGURE SHOWN ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AND THE DEDUCTION OF THE MAXIMUM APPLICABLE SALES CHARGE. SEE THE FUND'S CURRENT PROSPECTUS FOR COMPLETE DETAILS ON FEES AND SALES CHARGES.

^    ENDING VALUE ASSUMING A COMPLETE REDEMPTION ON AUGUST 31, 2004.

EXPENSE EXAMPLE

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 03/01/04 - 08/31/04.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds that have transactional costs, such as sales charges (loads), and redemption fees, or exchange fees.

                                                     BEGINNING           ENDING        EXPENSES PAID
                                                   ACCOUNT VALUE     ACCOUNT VALUE    DURING PERIOD *
                                                  ---------------   ---------------   ---------------
                                                                                         03/01/04 -
                                                      03/01/04          08/31/04          08/31/04
                                                  ---------------   ---------------   ---------------
CLASS A
Actual (-4.40% return)                            $      1,000.00   $        956.00   $          6.88
Hypothetical (5% return before expenses)          $      1,000.00   $      1,018.10   $          7.10

CLASS B
Actual (-4.74% return)                            $      1,000.00   $        952.60   $         10.60
Hypothetical (5% return before expenses)          $      1,000.00   $      1,014.28   $         10.94

CLASS C
Actual (-4.65% return)                            $      1,000.00   $        953.50   $          9.82
Hypothetical (5% return before expenses)          $      1,000.00   $      1,015.08   $         10.13

CLASS D
Actual (-4.30% return)                            $      1,000.00   $        957.00   $          5.71
Hypothetical (5% return before expenses)          $      1,000.00   $      1,019.30   $          5.89

----------
   * EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO OF 1.40%, 2.16%, 2.00% AND 1.16% RESPECTIVELY, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 184/366 (TO REFLECT THE ONE-HALF YEAR PERIOD).

MORGAN STANLEY MID-CAP VALUE FUND
PORTFOLIO OF INVESTMENTS - AUGUST 31, 2004

  NUMBER OF
   SHARES                                                                     VALUE
---------------------------------------------------------------------------------------
               COMMON STOCKS (98.4%)
               ADVERTISING/MARKETING SERVICES (3.8%)
     275,780   Interpublic Group of Companies, Inc. (The)*               $    2,909,479
     312,040   Valassis Communications, Inc.*                                 8,818,250
                                                                         --------------
                                                                             11,727,729
                                                                         --------------

               AEROSPACE & DEFENSE (3.8%)
     372,526   Goodrich Corp.                                                11,831,426
                                                                         --------------

               AUTO PARTS: O.E.M. (1.7%)
      69,500   Magna International Inc.
                (Class A) (Canada)                                            5,176,360
                                                                         --------------

               CHEMICALS: SPECIALTY (3.7%)
     579,490   Lyondell Chemical Co.                                         11,410,158
                                                                         --------------

               CONTAINERS/PACKAGING (2.2%)
      98,220   Temple-Inland, Inc.                                            6,706,462
                                                                         --------------

               CONTRACT DRILLING (3.7%)
     166,447   GlobalSantaFe Corp.
                (Cayman Islands)                                              4,640,542
     219,370   Transocean Inc.
                (Cayman Islands)*                                             6,734,659
                                                                         --------------
                                                                             11,375,201
                                                                         --------------

               DATA PROCESSING SERVICES (3.1%)
     671,376   BISYS Group, Inc. (The)*                                       9,533,539
                                                                         --------------

               ELECTRIC UTILITIES (8.4%)
     458,920   Allegheny Energy, Inc.*                                        6,741,535
     253,396   Edison International                                           6,811,285
     159,670   Pinnacle West Capital Corp.                                    6,739,671
     177,480   Wisconsin Energy Corp.                                         5,812,470
                                                                         --------------
                                                                             26,104,961
                                                                         --------------

               ELECTRICAL PRODUCTS (3.2%)
     227,140   Hubbell, Inc. (Class B)                                        9,801,091
                                                                         --------------

               ELECTRONIC PRODUCTION EQUIPMENT (1.9%)
     481,800   Cadence Design Systems, Inc.*                                  5,988,774
                                                                         --------------

               ENGINEERING & CONSTRUCTION (2.3%)
     163,500   Fluor Corp.                                               $    6,989,625
                                                                         --------------

               FINANCIAL CONGLOMERATES (1.9%)
     347,340   Conseco Inc.*                                                  5,904,780
                                                                         --------------

               FINANCIAL PUBLISHING/SERVICES (0.9%)
     116,480   Equifax, Inc.                                                  2,842,112
                                                                         --------------

               FOOD RETAIL (2.3%)
     288,200   Albertson's, Inc.                                              7,083,956
                                                                         --------------

               HOTELS/RESORTS/CRUISELINES (1.4%)
      98,030   Starwood Hotels & Resorts Worldwide, Inc.                      4,332,926
                                                                         --------------

               HOUSEHOLD/PERSONAL CARE (3.0%)
     238,590   International Flavors & Fragrances, Inc.                       9,192,873
                                                                         --------------

               INFORMATION TECHNOLOGY SERVICES (1.5%)
     587,026   BearingPoint, Inc.*                                            4,737,300
                                                                         --------------

               INTEGRATED OIL (1.8%)
      69,600   Amerada Hess Corp.                                             5,602,800
                                                                         --------------

               INVESTMENT BANKS/BROKERS (1.8%)
     160,980   Edwards (A.G.), Inc.                                           5,598,884
                                                                         --------------

               MAJOR BANKS (2.4%)
     124,000   Comerica, Inc.                                                 7,458,600
                                                                         --------------

               MEDICAL SPECIALTIES (7.3%)
     344,520   Applera Corp. - Applied Biosystems Group                       6,559,661
     139,020   Bausch & Lomb, Inc.                                            9,168,369
     285,650   Pall Corp.                                                     6,958,434
                                                                         --------------
                                                                             22,686,464
                                                                         --------------

               MISCELLANEOUS COMMERCIAL SERVICES (2.5%)
     339,160   Sabre Holdings Corp.                                           7,800,680
                                                                         --------------

                        SEE NOTES TO FINANCIAL STATEMENTS

  NUMBER OF
   SHARES                                                                     VALUE
---------------------------------------------------------------------------------------
               MULTI-LINE INSURANCE (1.7%)
     303,230   Horace Mann Educators Corp.                               $    5,145,813
                                                                         --------------

               OIL & GAS PIPELINES (2.5%)
     947,000   El Paso Corp.                                                  7,746,460
                                                                         --------------

               OIL REFINING/MARKETING (1.2%)
      58,709   Valero Energy Corp.                                            3,876,555
                                                                         --------------

               PERSONNEL SERVICES (2.3%)
     167,229   Manpower, Inc.                                                 7,062,081
                                                                         --------------

               PHARMACEUTICALS:
               GENERIC DRUGS (2.2%)
      17,889   Mylan Laboratories, Inc.                                         311,626
     232,310   Watson Pharmaceuticals, Inc.*                                  6,397,817
                                                                         --------------
                                                                              6,709,443
                                                                         --------------

               PROPERTY - CASUALTY INSURERS (1.2%)
      94,590   ACE Ltd. (Bermuda)                                             3,646,445
                                                                         --------------

               PUBLISHING: BOOKS/MAGAZINES (2.5%)
     262,330   Scholastic Corp.*                                              7,673,153
                                                                         --------------

               REAL ESTATE INVESTMENT TRUSTS (4.3%)
     231,000   General Growth Properties, Inc.                                6,969,270
     115,000   Macerich Co. (The)                                             6,267,500
                                                                         --------------
                                                                             13,236,770
                                                                         --------------

               RESTAURANTS (1.9%)
     277,530   Darden Restaurants, Inc.                                       5,830,905
                                                                         --------------

               SAVINGS BANKS (3.2%)
     454,490   Sovereign Bancorp, Inc.                                        9,935,152
                                                                         --------------

               SERVICES TO THE HEALTH INDUSTRY (2.0%)
     259,930   IMS Health Inc.                                                6,064,167
                                                                         --------------

               SPECIALTY INSURANCE (4.8%)
     319,380   Assurant, Inc.                                                 8,476,345
     150,480   PMI Group, Inc. (The)                                          6,249,434
                                                                         --------------
                                                                             14,725,779
                                                                         --------------

               SPECIALTY STORES (4.0%)
     253,950   Linens 'N Things, Inc.*                                   $    6,369,066
     383,540   Office Depot, Inc.*                                            6,140,475
                                                                         --------------
                                                                             12,509,541
                                                                         --------------

               TOTAL COMMON STOCKS
                (COST $288,147,644)                                         304,048,965
                                                                         --------------

 PRINCIPAL
 AMOUNT IN
 THOUSANDS
------------
               SHORT-TERM INVESTMENT (2.0%)
               REPURCHASE AGREEMENT
$      6,280   Joint repurchase agreement account 1.57%
                 due 09/01/04 (dated 08/31/04; proceeds
                 $6,280,274)(a) (COST $6,280,000)                             6,280,000
                                                                         --------------
TOTAL INVESTMENTS
 (COST $294,427,644)(b)                                       100.4%        310,328,965
LIABILITIES IN EXCESS OF OTHER
 ASSETS                                                        (0.4)         (1,306,354)
                                                              -----      --------------
NET ASSETS                                                    100.0%     $  309,022,611
                                                              =====      ==============

----------
     *    NON-INCOME PRODUCING SECURITY.
     (a)  COLLATERALIZED BY FEDERAL AGENCY AND U.S. TREASURY OBLIGATIONS.
     (b) THE AGGREGATE COST FOR FEDERAL INCOME TAX PURPOSES IS $295,031,055. THE AGGREGATE GROSS UNREALIZED APPRECIATION IS $26,089,758 AND THE AGGREGATE GROSS UNREALIZED DEPRECIATION IS $10,791,848, RESULTING IN NET UNREALIZED APPRECIATION OF $15,297,910.

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY MID-CAP VALUE FUND
SUMMARY OF INVESTMENTS - AUGUST 31, 2004

                                                                     PERCENT OF
INDUSTRY                                                 VALUE       NET ASSETS
-------------------------------------------------------------------------------
Electric Utilities                                   $  26,104,961          8.4%
Medical Specialties                                     22,686,464          7.3
Specialty Insurance                                     14,725,779          4.8
Real Estate Investment Trusts                           13,236,770          4.3
Specialty Stores                                        12,509,541          4.0
Aerospace & Defense                                     11,831,426          3.8
Advertising/Marketing Services                          11,727,729          3.8
Chemicals: Specialty                                    11,410,158          3.7
Contract Drilling                                       11,375,201          3.7
Savings Banks                                            9,935,152          3.2
Electrical Products                                      9,801,091          3.2
Data Processing Services                                 9,533,539          3.1
Household/Personal Care                                  9,192,873          3.0
Miscellaneous Commercial Services                        7,800,680          2.5
Oil & Gas Pipelines                                      7,746,460          2.5
Publishing: Books/Magazines                              7,673,153          2.5
Major Banks                                              7,458,600          2.4
Food Retail                                              7,083,956          2.3
Personnel Services                                       7,062,081          2.3
Engineering & Construction                               6,989,625          2.3
Pharmaceuticals: Generic Drugs                       $   6,709,443          2.2%
Containers/Packaging                                     6,706,462          2.2
Repurchase Agreement                                     6,280,000          2.0
Services to the Health Industry                          6,064,167          2.0
Electronic Production Equipment                          5,988,774          1.9
Financial Conglomerates                                  5,904,780          1.9
Restaurants                                              5,830,905          1.9
Integrated Oil                                           5,602,800          1.8
Investment Banks/Brokers                                 5,598,884          1.8
Auto Parts: O.E.M                                        5,176,360          1.7
Multi-Line Insurance                                     5,145,813          1.7
Information Technology Services                          4,737,300          1.5
Hotels/Resorts/Cruiselines                               4,332,926          1.4
Oil Refining/Marketing                                   3,876,555          1.2
Property - Casualty Insurers                             3,646,445          1.2
Financial Publishing/Services                            2,842,112          0.9
                                                     -------------        -----
                                                     $ 310,328,965        100.4%
                                                     =============        =====

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY MID-CAP VALUE FUND
FINANCIAL STATEMENTS

Statement of Assets and Liabilities
AUGUST 31, 2004

ASSETS:
Investments in securities, at value (cost $294,427,644)             $   310,328,965
Receivable for:
  Investments sold                                                        1,738,657
  Shares of beneficial interest sold                                        458,497
  Dividends                                                                 377,290
Prepaid expenses and other assets                                            19,145
                                                                    ---------------
    Total Assets                                                        312,922,554
                                                                    ---------------
LIABILITIES:
Payable for:
  Investments purchased                                                   3,285,891
  Shares of beneficial interest redeemed                                    267,373
  Investment management fee                                                 213,400
  Distribution fee                                                           60,736
Accrued expenses and other payables                                          72,543
                                                                    ---------------
    TOTAL LIABILITIES                                                     3,899,943
                                                                    ---------------
    NET ASSETS                                                      $   309,022,611
                                                                    ===============
COMPOSITION OF NET ASSETS:
Paid-in-capital                                                     $   263,136,543
Net unrealized appreciation                                              15,901,321
Net investment loss                                                          (2,421)
Accumulated undistributed net realized gain                              29,987,168
                                                                    ---------------
    NET ASSETS                                                      $   309,022,611
                                                                    ===============
CLASS A SHARES:
Net Assets                                                          $     3,877,576
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)                   350,106
    NET ASSET VALUE PER SHARE                                       $         11.08
                                                                    ===============
    MAXIMUM OFFERING PRICE PER SHARE,
    (NET ASSET VALUE PLUS 5.54% OF NET ASSET VALUE)                 $         11.69
                                                                    ===============
CLASS B SHARES:
Net Assets                                                          $    60,987,060
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)                 5,620,371
    NET ASSET VALUE PER SHARE                                       $         10.85
                                                                    ===============
CLASS C SHARES:
Net Assets                                                          $     8,119,074
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)                   747,633
    NET ASSET VALUE PER SHARE                                       $         10.86
                                                                    ===============
CLASS D SHARES:
Net Assets                                                          $   236,038,901
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)                21,178,132
    NET ASSET VALUE PER SHARE                                       $         11.15
                                                                    ===============

                        SEE NOTES TO FINANCIAL STATEMENTS

Statement of Operations
FOR THE YEAR ENDED AUGUST 31, 2004

NET INVESTMENT LOSS:
INCOME
Dividends                                                           $     3,840,094
Interest                                                                    107,192
                                                                    ---------------
    TOTAL INCOME                                                          3,947,286
                                                                    ---------------

EXPENSES
Investment management fee                                                 2,510,907
Transfer agent fees and expenses                                            798,244
Distribution fee (Class A shares)                                             8,530
Distribution fee (Class B shares)                                           635,412
Distribution fee (Class C shares)                                            75,224
Registration fees                                                           124,423
Shareholder reports and notices                                             109,303
Professional fees                                                            68,260
Custodian fees                                                               21,404
Trustees' fees and expenses                                                   2,038
Other                                                                        11,985
                                                                    ---------------
    TOTAL EXPENSES                                                        4,365,730
                                                                    ---------------
    NET INVESTMENT LOSS                                                    (418,444)
                                                                    ---------------

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain                                                        59,481,420
Net change in unrealized appreciation                                   (31,996,129)
                                                                    ---------------
    NET GAIN                                                             27,485,291
                                                                    ---------------
NET INCREASE                                                        $    27,066,847
                                                                    ===============

                        SEE NOTES TO FINANCIAL STATEMENTS

Statement of Changes in Net Assets

                                                                      FOR THE YEAR       FOR THE YEAR
                                                                         ENDED              ENDED
                                                                    AUGUST 31, 2004    AUGUST 31, 2003
                                                                    ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment loss                                                 $      (418,444)   $      (873,726)
Net realized gain (loss)                                                 59,481,420        (15,371,350)
Net change in unrealized appreciation/depreciation                      (31,996,129)        70,528,599
                                                                    ---------------    ---------------

    NET INCREASE                                                         27,066,847         54,283,523

Net increase from transactions in shares of beneficial interest           5,687,638         63,479,985
                                                                    ---------------    ---------------

    NET INCREASE                                                         32,754,485        117,763,508

NET ASSETS:
Beginning of period                                                     276,268,126        158,504,618
                                                                    ---------------    ---------------

END OF PERIOD
(Including a net investment loss of $2,421 and $0, respectively)    $   309,022,611    $   276,268,126
                                                                    ===============    ===============

                        SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Mid-Cap Value Fund
NOTES TO FINANCIAL STATEMENTS - AUGUST 31, 20041.

1. ORGANIZATION AND ACCOUNTING POLICIES
Morgan Stanley Mid-Cap Value Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is above-average total return. The Fund was organized as a Massachusetts business trust on April 12, 2001 and commenced operations on October 29, 2001.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- (1) an equity portfolio security listed or traded on the New York Stock Exchange ("NYSE") or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) when market quotations are not readily available or Morgan Stanley Investment Advisors Inc. (the "Investment Manager") determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund's Trustees or by the Investment Manager using a pricing service and/or procedures approved by the Trustees of the Fund; (6) certain portfolio securities may be valued by an outside pricing service approved by the Fund's Trustees; and (7) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C. REPURCHASE AGREEMENTS -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated entities managed by the Investment Manager, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements and are collateralized by cash, U.S. Treasury or federal agency obligations. The Fund may also invest directly with institutions in repurchase agreements. The Fund's custodian receives the collateral, which is marked-to-market daily to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest.

D. MULTIPLE CLASS ALLOCATIONS -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

E. FEDERAL INCOME TAX POLICY -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

F. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends and distributions to shareholders are recorded on the ex-dividend date.

G. USE OF ESTIMATES -- The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2. INVESTMENT MANAGEMENT AGREEMENT
Pursuant to an Investment Management Agreement, the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the annual rate of 0.80% to the net assets of the Fund determined as of the close of each business day.

3. PLAN OF DISTRIBUTION
Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of Class A; (ii) Class B -- up to 1.0% of the average daily net assets of Class B; and (iii) Class C -- up to 1.0% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $1,840,328 at August 31, 2004.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the year ended August 31, 2004, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.24% and 0.92%, respectively.

The Distributor has informed the Fund that for the year ended August 31, 2004, it received contingent deferred sales charges from certain redemptions of the Fund's Class B shares and Class C shares of $174,462 and $1,246, respectively and received $49,468 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES
The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the year ended August 31, 2004 aggregated $461,713,810 and $456,093,595, respectively.

For the year ended August 31, 2004, the Fund incurred brokerage commissions of $30,606 with Morgan Stanley & Co., an affiliate of the Investment Manager and Distributor, for portfolio transactions executed on behalf of the Fund.

Morgan Stanley Trust, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. At August 31, 2004, the Fund had transfer agent fees and expenses payable of approximately $4,500.

Effective April 1, 2004, the Fund began an unfunded Deferred Compensation Plan (the "Compensation Plan") which allows each independent Trustee to defer payment of all, or a portion, of the fees he receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.

5. FEDERAL INCOME TAX STATUS
The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

As of August 31, 2004, the tax-basis components of accumulated earnings were as follows:

Undistributed ordinary income         $ 23,372,472
Undistributed long-term gains            7,215,686
                                      ------------
Net accumulated earnings                30,588,158
Net unrealized appreciation             15,297,910
                                      ------------
Total accumulated earnings            $ 45,886,068
                                      ============

During the year ended August 31, 2004, the Fund utilized its net capital loss carryforward of $15,087,682.

As of August 31, 2004, the Fund had temporary book/tax differences primarily attributable to capital loss deferrals on wash sales and permanent book/tax differences primarily attributable to a net operating loss. To reflect reclassifications arising from the permanent differences, paid-in-capital was charged $34, accumulated undistributed net realized gain was charged $415,989 and net investment loss was credited $416,023.

6. SHARES OF BENEFICIAL INTEREST
Transactions in shares of beneficial interest were as follows:

                                                FOR THE YEAR                        FOR THE YEAR
                                                    ENDED                               ENDED
                                               AUGUST 31, 2004                     AUGUST 31, 2003
                                      --------------------------------    --------------------------------
                                          SHARES            AMOUNT            SHARES            AMOUNT
                                      --------------    --------------    --------------    --------------
CLASS A SHARES
Sold                                         191,872    $    2,117,784           115,054    $      961,173
Redeemed                                    (155,519)       (1,682,332)         (173,866)       (1,426,387)
                                      --------------    --------------    --------------    --------------
Net increase (decrease) -- Class A            36,353           435,452           (58,812)         (465,214)
                                      --------------    --------------    --------------    --------------
CLASS B SHARES
Sold                                       1,704,312        18,264,020         1,366,029        11,463,631
Redeemed                                  (1,775,835)      (19,169,149)       (2,293,090)      (18,471,458)
                                      --------------    --------------    --------------    --------------
Net decrease -- Class B                      (71,523)         (905,129)         (927,061)       (7,007,827)
                                      --------------    --------------    --------------    --------------
CLASS C SHARES
Sold                                         199,107         2,139,241           227,668         1,891,523
Redeemed                                    (176,524)       (1,908,368)         (282,157)       (2,259,257)
                                      --------------    --------------    --------------    --------------
Net increase (decrease) -- Class C            22,583           230,873           (54,489)         (367,734)
                                      --------------    --------------    --------------    --------------
CLASS D SHARES
Sold                                       6,072,743        66,771,159        13,696,927       111,374,767
Redeemed                                  (5,485,609)      (60,844,717)       (4,701,478)      (40,054,007)
                                      --------------    --------------    --------------    --------------
Net increase -- Class D                      587,134         5,926,442         8,995,449        71,320,760
                                      --------------    --------------    --------------    --------------
Net increase in Fund                         574,547    $    5,687,638         7,955,087    $   63,479,985
                                      ==============    ==============    ==============    ==============

7. LEGAL MATTERS
The Investment Manager, certain affiliates of the Investment Manager, certain officers of such affiliates and certain investment companies advised by the Investment Manager or its affiliates, including the Fund, are named as defendants in a number of similar class action complaints which were recently consolidated. This consolidated action also names as defendants certain individual Trustees and Directors of the Morgan Stanley funds. The consolidated amended complaint generally alleges that defendants, including the Fund, violated their statutory disclosure obligations and fiduciary duties by failing properly to disclose (i) that the Investment Manager and certain affiliates of the Investment Manager allegedly offered economic incentives to brokers and others to recommend the funds advised by the Investment Manager or its affiliates to investors rather than funds managed by other companies, and (ii) that the funds advised by the Investment Manager or its affiliates, including the Fund, allegedly paid excessive commissions to brokers in return for their efforts to recommend these funds to investors. The complaint seeks, among other things, unspecified compensatory damages, rescissionary damages, fees and costs. The defendants have moved to dismiss the action and intend to otherwise vigorously defend it. While the Fund believes that it has meritorious defenses, the ultimate outcome of this matter is not presently determinable at this early stage of the litigation, and no provision has been made in the Fund's financial statements for the effect, if any, of this matter.

Morgan Stanley Mid-Cap Value Fund
FINANCIAL HIGHLIGHTS


Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                                                          FOR THE PERIOD
                                                  FOR THE YEAR        FOR THE YEAR      OCTOBER 29, 2001*
                                                     ENDED               ENDED               THROUGH
                                                AUGUST 31, 2004     AUGUST 31, 2003      AUGUST 31, 2002
                                                ---------------     ---------------     -----------------
CLASS A SHARES

SELECTED PER SHARE DATA:
Net asset value, beginning of period            $         10.11     $          8.19     $           10.00
                                                ---------------     ---------------     -----------------
Income (loss) from investment operations:
  Net investment loss^                                    (0.02)              (0.03)                (0.04)
  Net realized and unrealized gain (loss)                  0.99                1.95                 (1.76)
                                                ---------------     ---------------     -----------------
Total income (loss) from investment operations             0.97                1.92                 (1.80)
                                                ---------------     ---------------     -----------------

Less dividends from net investment income                    --                  --                 (0.01)
                                                ---------------     ---------------     -----------------

Net asset value, end of period                  $         11.08     $         10.11     $            8.19
                                                ===============     ===============     =================

TOTAL RETURN+                                              9.50%              23.44%               (17.99)%(1)

RATIOS TO AVERAGE NET ASSETS(3):
Expenses                                                   1.40%               1.47%                 1.45%(2)(4)
Net investment loss                                       (0.14)%             (0.39)%               (0.58)%(2)(4)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands         $         3,878     $         3,173     $           3,053
Portfolio turnover rate                                     151%                165%                  121%(1)

----------
 *   COMMENCEMENT OF OPERATIONS.
 ^ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
 + DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1)  NOT ANNUALIZED.
(2)  ANNUALIZED.
(3) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.
(4) IF THE FUND HAD BORNE ALL ITS EXPENSES THAT WERE REIMBURSED OR WAIVED BY THE INVESTMENT MANAGER, THE ANNUALIZED EXPENSE AND NET INVESTMENT LOSS RATIOS WOULD HAVE BEEN 1.66% AND (0.79)%, RESPECTIVELY.

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                                                          FOR THE PERIOD
                                                  FOR THE YEAR        FOR THE YEAR      OCTOBER 29, 2001*
                                                     ENDED               ENDED               THROUGH
                                                AUGUST 31, 2004     AUGUST 31, 2003      AUGUST 31, 2002
                                                ---------------     ---------------     -----------------
CLASS B SHARES

SELECTED PER SHARE DATA:
Net asset value, beginning of period            $          9.98     $          8.15     $           10.00
                                                ---------------     ---------------     -----------------
Income (loss) from investment operations:
  Net investment loss^                                    (0.10)              (0.09)                (0.10)
  Net realized and unrealized gain (loss)                  0.97                1.92                 (1.75)
                                                ---------------     ---------------     -----------------
Total income (loss) from investment operations             0.87                1.83                 (1.85)
                                                ---------------     ---------------     -----------------

Less dividends from net investment income                    --                  --                  0.00++
                                                ---------------     ---------------     -----------------

Net asset value, end of period                  $         10.85     $          9.98     $            8.15
                                                ===============     ===============     =================

TOTAL RETURN+                                              8.72%              22.45%               (18.47)%(1)

RATIOS TO AVERAGE NET ASSETS(3):
Expenses                                                   2.16%               2.24%                 2.20%(2)(4)
Net investment loss                                       (0.90)%             (1.16)%               (1.33)%(2)(4)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands         $        60,987     $        56,823     $          53,948
Portfolio turnover rate                                     151%                165%                  121%(1)

----------
 *   COMMENCEMENT OF OPERATIONS.
 ^ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
 + DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
++   LESS THAN $0.005 PER SHARE.
(1)  NOT ANNUALIZED.
(2)  ANNUALIZED.
(3) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.
(4) IF THE FUND HAD BORNE ALL ITS EXPENSES THAT WERE REIMBURSED OR WAIVED BY THE INVESTMENT MANAGER, THE ANNUALIZED EXPENSE AND NET INVESTMENT LOSS RATIOS WOULD HAVE BEEN 2.41% AND (1.54)%, RESPECTIVELY.

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                                                          FOR THE PERIOD
                                                  FOR THE YEAR        FOR THE YEAR      OCTOBER 29, 2001*
                                                     ENDED               ENDED               THROUGH
                                                AUGUST 31, 2004     AUGUST 31, 2003      AUGUST 31, 2002
                                                ---------------     ---------------     -----------------
CLASS C SHARES

SELECTED PER SHARE DATA:
Net asset value, beginning of period            $          9.98     $          8.15     $           10.00
                                                ---------------     ---------------     -----------------
Income (loss) from investment operations:
  Net investment loss^                                    (0.09)              (0.09)                (0.10)
  Net realized and unrealized gain (loss)                  0.97                1.92                 (1.75)
                                                ---------------     ---------------     -----------------
Total income (loss) from investment operations             0.88                1.83                 (1.85)
                                                ---------------     ---------------     -----------------

Less dividends from net investment income                    --                  --                  0.00++
                                                ---------------     ---------------     -----------------

Net asset value, end of period                  $         10.86     $          9.98     $            8.15
                                                ===============     ===============     =================

TOTAL RETURN+                                              8.82%              22.45%               (18.48)%(1)

RATIOS TO AVERAGE NET ASSETS(3):
Expenses                                                   2.08%               2.24%                 2.20%(2)(4)
Net investment loss                                       (0.82)%             (1.16)%               (1.33)%(2)(4)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands         $         8,119     $         7,238     $           6,354
Portfolio turnover rate                                     151%                165%                  121%(1)

----------
 *   COMMENCEMENT OF OPERATIONS.
 ^ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
 + DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
++   LESS THAN $0.005 PER SHARE.
(1)  NOT ANNUALIZED.
(2)  ANNUALIZED.
(3) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.
(4) IF THE FUND HAD BORNE ALL ITS EXPENSES THAT WERE REIMBURSED OR WAIVED BY THE INVESTMENT MANAGER, THE ANNUALIZED EXPENSE AND NET INVESTMENT LOSS RATIOS WOULD HAVE BEEN 2.41% AND (1.54)%, RESPECTIVELY.

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                                                          FOR THE PERIOD
                                                  FOR THE YEAR        FOR THE YEAR      OCTOBER 29, 2001*
                                                     ENDED               ENDED               THROUGH
                                                AUGUST 31, 2004     AUGUST 31, 2003      AUGUST 31, 2002
                                                ---------------     ---------------     -----------------
CLASS D SHARES

SELECTED PER SHARE DATA:
Net asset value, beginning of period            $         10.15     $          8.21     $           10.00
                                                ---------------     ---------------     -----------------
Income (loss) from investment operations:
  Net investment income (loss)^                            0.01               (0.01)                (0.04)
  Net realized and unrealized gain (loss)                  0.99                1.95                 (1.73)
                                                ---------------     ---------------     -----------------
Total income (loss) from investment operations             1.00                1.94                 (1.77)
                                                ---------------     ---------------     -----------------

Less dividends from net investment income                    --                  --                 (0.02)
                                                ---------------     ---------------     -----------------

Net asset value, end of period                  $         11.15     $         10.15     $            8.21
                                                ===============     ===============     =================

TOTAL RETURN+                                              9.75%              23.63%               (17.76)%(1)

RATIOS TO AVERAGE NET ASSETS(3):
Expenses                                                   1.16%               1.24%                 1.20%(2)(4)
Net investment income (loss)                               0.10%              (0.16)%               (0.33)%(2)(4)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands         $       236,039     $       209,035     $          95,150
Portfolio turnover rate                                     151%                165%                  121%(1)

----------
 *   COMMENCEMENT OF OPERATIONS.
 ^ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
 + CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1)  NOT ANNUALIZED.
(2)  ANNUALIZED.
(3) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.
(4) IF THE FUND HAD BORNE ALL ITS EXPENSES THAT WERE REIMBURSED OR WAIVED BY THE INVESTMENT MANAGER, THE ANNUALIZED EXPENSE AND NET INVESTMENT LOSS RATIOS WOULD HAVE BEEN 1.41% AND (0.54)%, RESPECTIVELY.

                        SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Mid-Cap Value Fund
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


TO THE SHAREHOLDERS AND BOARD OF
TRUSTEES OF MORGAN STANLEY MID-CAP VALUE FUND:

We have audited the accompanying statement of assets and liabilities of Morgan Stanley Mid-Cap Value Fund (the "Fund"), including the portfolio of investments, as of August 31, 2004, and the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2004, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Morgan Stanley Mid-Cap Value Fund as of August 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.


Deloitte & Touche LLP
NEW YORK, NEW YORK
OCTOBER 15, 2004

Morgan Stanley Mid-Cap Value Fund
TRUSTEE AND OFFICER INFORMATION

INDEPENDENT TRUSTEES:

                                                                                               NUMBER OF
                                                                                               PORTFOLIOS
                                            TERM OF                                             IN FUND
                            POSITION(S)   OFFICE AND                                            COMPLEX
 NAME, AGE AND ADDRESS OF    HELD WITH     LENGTH OF          PRINCIPAL OCCUPATION(S)           OVERSEEN       OTHER DIRECTORSHIPS
   INDEPENDENT TRUSTEE       REGISTRANT  TIME SERVED*          DURING PAST 5 YEARS**          BY TRUSTEE***      HELD BY TRUSTEE
-------------------------   -----------  ------------   -----------------------------------   -------------   --------------------
Michael Bozic (63)          Trustee      Since          Private Investor; Director or         208             Director of Weirton
c/o Kramer Levin Naftalis                April 1994     Trustee of the Retail Funds (since                    Steel Corporation.
 & Frankel LLP                                          April 1994) and the Institutional
Counsel to the                                          Funds (since July 2003); formerly
 Independent Trustees                                   Vice Chairman of Kmart Corporation
919 Third Avenue                                        (December 1998-October 2000),
New York, NY                                            Chairman and Chief Executive
                                                        Officer of Levitz Furniture
                                                        Corporation (November 1995-November
                                                        1998) and President and Chief
                                                        Executive Officer of Hills
                                                        Department Stores (May 1991-July
                                                        1995); formerly variously Chairman,
                                                        Chief Executive Officer, President
                                                        and Chief Operating Officer
                                                        (1987-1991) of the Sears
                                                        Merchandise Group of Sears, Roebuck
                                                        & Co.

Edwin J. Garn (71)          Trustee      Since          Managing Director of Summit           208             Director of Franklin
c/o Summit Ventures LLC                  January 1993   Ventures LLC; Director or Trustee                     Covey (time
1 Utah Center                                           of the Retail Funds (since January                    management systems),
201 S. Main Street                                      1993) and the Institutional Funds                     BMW Bank of North
Salt Lake City, UT                                      (since July 2003); member of the                      America, Inc.
                                                        Utah Regional Advisory Board of                       (industrial loan
                                                        Pacific Corp.; formerly United                        corporation), United
                                                        States Senator (R-Utah) (1974-1992)                   Space Alliance
                                                        and Chairman, Senate Banking                          (joint venture
                                                        Committee (1980-1986), Mayor of                       between Lockheed
                                                        Salt Lake City, Utah (1971-1974),                     Martin and the
                                                        Astronaut, Space Shuttle Discovery                    Boeing Company) and
                                                        (April 12-19, 1985), and Vice                         Nuskin Asia Pacific
                                                        Chairman, Huntsman Corporation                        (multilevel
                                                        (chemical company).                                   marketing); member
                                                                                                              of the board of
                                                                                                              various civic and
                                                                                                              charitable
                                                                                                              organizations.

Wayne E. Hedien (70)        Trustee      Since          Retired; Director or Trustee of the   208             Director of The PMI
c/o Kramer Levin Naftalis                September      Retail Funds (since September 1997)                   Group Inc. (private
 & Frankel LLP                           1997           and the Institutional Funds (since                    mortgage insurance);
Counsel to the                                          July 2003); formerly associated                       Trustee and Vice
 Independent Trustees                                   with the Allstate Companies                           Chairman of The
919 Third Avenue                                        (1966-1994), most recently as                         Field Museum of
New York, NY                                            Chairman of The Allstate                              Natural History;
                                                        Corporation (March 1993-December                      director of various
                                                        1994) and Chairman and Chief                          other business and
                                                        Executive Officer of its                              charitable
                                                        wholly-owned subsidiary, Allstate                     organizations.
                                                        Insurance Company (July
                                                        1989-December 1994).

                                                                                               NUMBER OF
                                                                                               PORTFOLIOS
                                            TERM OF                                             IN FUND
                            POSITION(S)   OFFICE AND                                            COMPLEX
 NAME, AGE AND ADDRESS OF    HELD WITH     LENGTH OF          PRINCIPAL OCCUPATION(S)           OVERSEEN       OTHER DIRECTORSHIPS
   INDEPENDENT TRUSTEE       REGISTRANT  TIME SERVED*          DURING PAST 5 YEARS**          BY TRUSTEE***      HELD BY TRUSTEE
-------------------------   -----------  ------------   -----------------------------------   -------------   --------------------
Dr. Manuel H. Johnson       Trustee      Since          Senior Partner, Johnson Smick         208             Director of NVR,
 (55)                                    July 1991      International, Inc., a consulting                     Inc. (home
c/o Johnson Smick                                       firm; Chairman of the Audit                           construction);
 International, Inc.                                    Committee and Director or Trustee                     Chairman and Trustee
2099 Pennsylvania                                       of the Retail Funds (since July                       of the Financial
 Avenue, N.W.                                           1991) and the Institutional Funds                     Accounting
Suite 950                                               (since July 2003); Co-Chairman and                    Foundation
Washington, D.C.                                        a founder of the Group of Seven                       (oversight
                                                        Council (G7C), an international                       organization of the
                                                        economic commission; formerly Vice                    Financial Accounting
                                                        Chairman of the Board of Governors                    Standards Board);
                                                        of the Federal Reserve System and                     Director of RBS
                                                        Assistant Secretary of the U.S.                       Greenwich Capital
                                                        Treasury.                                             Holdings (financial
                                                                                                              holding company).

Joseph J. Kearns (62)       Trustee      Since          President, Kearns & Associates LLC    209             Director of Electro
PMB754                                   July 2003      (investment consulting); Deputy                       Rent Corporation
23852 Pacific Coast                                     Chairman of the Audit Committee and                   (equipment leasing),
 Highway                                                Director or Trustee of the Retail                     The Ford Family
Malibu, CA                                              Funds (since July 2003) and the                       Foundation, and the
                                                        Institutional Funds (since August                     UCLA Foundation.
                                                        1994); previously Chairman of the
                                                        Audit Committee of the
                                                        Institutional Funds (October 2001-
                                                        July 2003); formerly CFO of the J.
                                                        Paul Getty Trust.

Michael E. Nugent (68)      Trustee      Since          General Partner of Triumph Capital,   208             Director of various
c/o Triumph Capital, L.P.                July 1991      L.P., a private investment                            business
445 Park Avenue                                         partnership; Chairman of the                          organizations.
New York, NY                                            Insurance Committee and Director or
                                                        Trustee of the Retail Funds (since
                                                        July 1991) and the Institutional
                                                        Funds (since July 2001); formerly
                                                        Vice President, Bankers Trust
                                                        Company and BT Capital Corporation
                                                        (1984-1988).

Fergus Reid (72)            Trustee      Since          Chairman of Lumelite Plastics         209             Trustee and Director
c/o Lumelite Plastics                    July 2003      Corporation; Chairman of the                          of certain
Corporation                                             Governance Committee and Director                     investment companies
85 Charles Colman Blvd.                                 or Trustee of the Retail Funds                        in the JPMorgan
Pawling, NY                                             (since July 2003) and the                             Funds complex
                                                        Institutional Funds (since June                       managed by J.P.
                                                        1992).                                                Morgan Investment
                                                                                                              Management Inc.

INTERESTED TRUSTEES:

                                                                                               NUMBER OF
                                                                                               PORTFOLIOS
                                            TERM OF                                             IN FUND
                            POSITION(S)   OFFICE AND                                            COMPLEX
 NAME, AGE AND ADDRESS OF    HELD WITH     LENGTH OF          PRINCIPAL OCCUPATION(S)           OVERSEEN       OTHER DIRECTORSHIPS
   INTERESTED TRUSTEE       REGISTRANT  TIME SERVED*          DURING PAST 5 YEARS**          BY TRUSTEE***      HELD BY TRUSTEE
-------------------------   -----------  ------------   -----------------------------------   -------------   --------------------
Charles A. Fiumefreddo      Chairman of  Since          Chairman and Director or Trustee of   208             None
 (71)                       the Board    July 1991      the Retail Funds (since July 1991)
c/o Morgan Stanley Trust    and Trustee                 and the Institutional Funds (since
Harborside Financial                                    July 2003); formerly Chief
 Center,                                                Executive Officer of the Retail
Plaza Two,                                              Funds (until September 2002).
Jersey City, NJ

James F. Higgins (56)       Trustee      Since          Director or Trustee of the Retail     208             Director of AXA
c/o Morgan Stanley Trust                 June 2000      Funds (since June 2000) and the                       Financial, Inc. and
Harborside Financial                                    Institutional Funds (since July                       The Equitable Life
 Center,                                                2003); Senior Advisor of Morgan                       Assurance Society of
Plaza Two,                                              Stanley (since August 2000);                          the United States
Jersey City, NJ                                         Director of the Distributor and                       (financial
                                                        Dean Witter Realty Inc.; previously                   services).
                                                        President and Chief Operating
                                                        Officer of the Private Client Group
                                                        of Morgan Stanley (May 1999- August
                                                        2000), and President and Chief
                                                        Operating Officer of Individual
                                                        Securities of Morgan Stanley
                                                        (February 1997-May 1999).

----------
  * THIS IS THE EARLIEST DATE THE TRUSTEE BEGAN SERVING THE FUNDS ADVISED BY MORGAN STANLEY INVESTMENT ADVISORS INC. (THE "INVESTMENT MANAGER") (THE "RETAIL FUNDS").
 ** THE DATES REFERENCED BELOW INDICATING COMMENCEMENT OF SERVICES AS DIRECTOR/TRUSTEE FOR THE RETAIL FUNDS AND THE FUNDS ADVISED BY MORGAN STANLEY INVESTMENT MANAGEMENT INC. AND MORGAN STANLEY AIP GP LP (THE "INSTITUTIONAL FUNDS") REFLECT THE EARLIEST DATE THE DIRECTOR/TRUSTEE BEGAN SERVING THE RETAIL OR INSTITUTIONAL FUNDS AS APPLICABLE.
*** THE FUND COMPLEX INCLUDES ALL OPEN-END AND CLOSED-END FUNDS (INCLUDING ALL OF THEIR PORTFOLIOS) ADVISED BY THE INVESTMENT MANAGER AND ANY FUNDS THAT HAVE AN INVESTMENT ADVISOR THAT IS AN AFFILIATED PERSON OF THE INVESTMENT MANAGER (INCLUDING BUT NOT LIMITED TO MORGAN STANLEY INVESTMENT MANAGEMENT INC.).

OFFICERS:

                                           TERM OF
                            POSITION(S)   OFFICE AND
 NAME, AGE AND ADDRESS OF    HELD WITH     LENGTH OF
    EXECUTIVE OFFICER        REGISTRANT  TIME SERVED*      PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS**
-------------------------   -----------  ------------   ------------------------------------------------------
Mitchell M. Merin (51)      President    Since May      President and Chief Operating Officer of Morgan
1221 Avenue of the                       1999           Stanley Investment Management Inc.; President,
Americas                                                Director and Chief Executive Officer of the Investment
New York, NY                                            Manager and Morgan Stanley Services; Chairman and
                                                        Director of the Distributor; Chairman and Director of
                                                        the Transfer Agent; Director of various Morgan Stanley
                                                        subsidiaries; President of the Institutional Funds
                                                        (since July 2003) and President of the Retail Funds
                                                        (since May 1999); Trustee (since July 2003) and
                                                        President (since December 2002) of the Van Kampen
                                                        Closed-End Funds; Trustee (since May 1999) and
                                                        President (since October 2002) of the Van Kampen
                                                        Open-End Funds.

Barry Fink (49)             Vice         Since          General Counsel (since May 2000) and Managing Director
1221 Avenue of the          President    February       (since December 2000) of Morgan Stanley Investment
Americas                                 1997           Management; Managing Director (since December 2000),
New York, NY                                            Secretary (since February 1997) and Director (since
                                                        July 1998) of the Investment Manager and Morgan
                                                        Stanley Services; Vice President of the Retail Funds;
                                                        Assistant Secretary of Morgan Stanley DW; Vice
                                                        President of the Institutional Funds (since July
                                                        2003); Managing Director, Secretary and Director of
                                                        the Distributor; previously Secretary (February
                                                        1997-July 2003) and General Counsel (February
                                                        1997-April 2004) of the Retail Funds; Vice President
                                                        and Assistant General Counsel of the Investment
                                                        Manager and Morgan Stanley Services (February
                                                        1997-December 2001).

Ronald E. Robison (65)      Executive    Since          Principal Executive Officer-Office of the Funds (since
1221 Avenue of the          Vice         April 2003     November 2003); Managing Director of Morgan Stanley &
Americas                    President                   Co. Incorporated, Managing Director of Morgan Stanley;
New York, NY                and                         Managing Director, Chief Administrative Officer and
                            Principal                   Director of the Investment Manager and Morgan Stanley
                            Executive                   Services; Chief Executive Officer and Director of the
                            Officer                     Transfer Agent; Managing Director and Director of the
                                                        Distributor; Executive Vice President and Principal
                                                        Executive Officer of the Institutional Funds (since
                                                        July 2003) and the Retail Funds (since April 2003);
                                                        Director of Morgan Stanley SICAV (since May 2004);
                                                        previously President and Director of the Retail Funds
                                                        (March 2001-July 2003) and Chief Global Operations
                                                        Officer and Managing Director of Morgan Stanley
                                                        Investment Management Inc.

Joseph J. McAlinden         Vice         Since July     Managing Director and Chief Investment Officer of the
 (61)                       President    1995           Investment Manager and Morgan Stanley Investment
1221 Avenue of the                                      Management Inc., Director of the Transfer Agent, Chief
 Americas                                               Investment Officer of the Van Kampen Funds; Vice
New York, NY                                            President of the Institutional Funds (since July 2003)
                                                        and the Retail Funds (since July 1995).

Amy R. Doberman (42)        Vice         Since July     Managing Director and General Counsel, U.S. Investment
1221 Avenue of the          President    2004           Management; Managing Director of Morgan Stanley
Americas                                                Investment Management Inc. and the Investment Manager,
New York, NY                                            Vice President of the Institutional and Retail Funds
                                                        (since July 2004); previously, Managing Director and
                                                        General Counsel - Americas, UBS Global Asset
                                                        Management (July 2000 - July 2004) and General
                                                        Counsel, Aeltus Investment Management, Inc. (January
                                                        1997 - July 2000).

Stefanie V. Chang (37)      Vice         Since July     Executive Director of Morgan Stanley & Co.
1221 Avenue of the          President    2003           Incorporated, Morgan Stanley Investment Management
Americas                                                Inc., and the Investment Manager; Vice President of
New York, NY                                            the Institutional Funds (since December 1997) and the
                                                        Retail Funds (since July 2003); formerly practiced law
                                                        with the New York law firm of Rogers & Wells (now
                                                        Clifford Chance US LLP).

                                           TERM OF
                            POSITION(S)   OFFICE AND
 NAME, AGE AND ADDRESS OF    HELD WITH     LENGTH OF
    EXECUTIVE OFFICER        REGISTRANT  TIME SERVED*      PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS**
-------------------------   -----------  ------------   ------------------------------------------------------
Francis J. Smith (39)       Treasurer    Treasurer      Executive Director of the Investment Manager and
c/o Morgan Stanley          and          since          Morgan Stanley Services (since December 2001);
Trust                       Chief        July 2003      previously, Vice President of the Retail Funds
Harborside Financial        Financial    and Chief      (September 2002- July 2003), and Vice President of the
Center,                     Officer      Financial      Investment Manager and Morgan Stanley Services (August
Plaza Two,                               Officer        2000-November 2001) and Senior Manager at
Jersey City, NJ                          since          PricewaterhouseCoopers LLP (January 1998-August 2000).
                                         September
                                         2002

Thomas F. Caloia (58)       Vice         Since July     Executive Director (since December 2002) and Assistant
c/o Morgan Stanley Trust    President    2003           Treasurer of the Investment Manager, the Distributor
Harborside Financial                                    and Morgan Stanley Services; previously Treasurer of
 Center,                                                the Retail Funds (April 1989-July 2003); formerly
Plaza Two,                                              First Vice President of the Investment Manager, the
Jersey City, NJ                                         Distributor and Morgan Stanley Services.

Mary E. Mullin (37)         Secretary    Since July     Executive Director of Morgan Stanley & Co.
1221 Avenue of the                       2003           Incorporated, Morgan Stanley Investment Management
 Americas                                               Inc. and the Investment Manager; Secretary of the
New York, NY                                            Institutional Funds (since June 1999) and the Retail
                                                        Funds (since July 2003); formerly practiced law with
                                                        the New York law firms of McDermott, Will & Emery and
                                                        Skadden, Arps, Slate, Meagher & Flom LLP.

----------
 * THIS IS THE EARLIEST DATE THE OFFICER BEGAN SERVING THE RETAIL FUNDS. EACH OFFICER SERVES AN INDEFINITE TERM, UNTIL HIS OR HER SUCCESSOR IS ELECTED.
** THE DATES REFERENCED BELOW INDICATING COMMENCEMENT OF SERVICE AS AN OFFICER FOR THE RETAIL AND INSTITUTIONAL FUNDS REFLECT THE EARLIEST DATE THE OFFICER BEGAN SERVING THE RETAIL OR INSTITUTIONAL FUNDS AS APPLICABLE.

TRUSTEES

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael E. Nugent
Fergus Reid

OFFICERS

Charles A. Fiumefreddo
CHAIRMAN OF THE BOARD

Mitchell M. Merin
PRESIDENT

Ronald E. Robison
EXECUTIVE VICE PRESIDENT and PRINCIPAL EXECUTIVE OFFICER

Barry Fink
VICE PRESIDENT

Joseph J. McAlinden
VICE PRESIDENT

Amy R. Doberman
VICE PRESIDENT

Stefanie V. Chang
VICE PRESIDENT

Francis J. Smith
TREASURER and CHIEF FINANCIAL OFFICER

Thomas F. Caloia
VICE PRESIDENT

Mary E. Mullin
SECRETARY

TRANSFER AGENT
Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT MANAGER
Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020


This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Investments and services offered through Morgan Stanley DW Inc., member SIPC. Morgan Stanley Distributors Inc., member NASD.

(C) 2004 Morgan Stanley

[MORGAN STANLEY LOGO]


                                                     39917RPT-RA04-00642P-Y08/04

[GRAPHIC]

MORGAN STANLEY FUNDS


MORGAN STANLEY
MID-CAP
VALUE FUND


ANNUAL REPORT
AUGUST 31, 2004

[MORGAN STANLEY LOGO]

Item 2.  Code of Ethics.

(a) The Fund has adopted a code of ethics (the "Code of Ethics") that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Fund or a third party.

(b)      No information need be disclosed pursuant to this paragraph.

(c)      Not applicable.

(d)      Not applicable.

(e)      Not applicable.

(f)

         (1)      The Fund's Code of Ethics is attached hereto as Exhibit A.

         (2)      Not applicable.

         (3)      Not applicable.

Item 3.  Audit Committee Financial Expert.

The Fund's Board of Trustees has determined that it has two "audit committee financial experts" serving on its audit committee, each of whom are "independent" Trustees: Dr. Manuel H. Johnson and Joseph J. Kearns. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an "expert" for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification.

Item 4.  Principal Accountant Fees and Services.

(a)(b)(c)(d) and (g).  Based on fees billed for the periods shown:

         2004

                                                   REGISTRANT           COVERED ENTITIES(1)
              AUDIT FEES                           $   34,615                    N/A

              NON-AUDIT FEES
                   AUDIT-RELATED FEES              $      452 (2)       $  5,067,400 (2)
                   TAX FEES                        $    4,889 (3)       $    545,053 (4)
                   ALL OTHER FEES                  $        -           $          -
              TOTAL NON-AUDIT FEES                 $    5,341           $  5,612,453

              TOTAL                                $   39,956           $  5,612,453

         2003

                                                   REGISTRANT           COVERED ENTITIES(1)
              AUDIT FEES                           $   32,700                    N/A

              NON-AUDIT FEES
                   AUDIT-RELATED FEES              $      639 (2)       $  1,086,576 (2)
                   TAX FEES                        $    4,952 (3)       $    252,500 (4)
                   ALL OTHER FEES                  $        -           $          - (5)
              TOTAL NON-AUDIT FEES                 $    5,591           $  1,339,076

              TOTAL                                $   38,291           $  1,339,076

              N/A- Not applicable, as not required by Item 4.

              (1) Covered Entities include the Adviser (excluding sub-advisors)
                  and any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Registrant.
              (2) Audit-Related Fees represent assurance and related services provided that are reasonably related to the performance of the audit of the financial statements of the Covered Entities' and funds advised by the Adviser or its affiliates, specifically data verification and agreed-upon procedures related to asset securitizations and agreed-upon procedures engagements.
              (3) Tax Fees represent tax compliance, tax planning and tax advice services provided in connection with the preparation and review of the Registrant's tax returns.
              (4) Tax Fees represent tax compliance, tax planning and tax advice services provided in connection with the review of Covered Entities' tax returns.
              (5) All other fees represent project management for future business applications and improving business and operational processes.

(e)(1) The audit committee's pre-approval policies and procedures are as follows:

                                 AUDIT COMMITTEE
                          AUDIT AND NON-AUDIT SERVICES
                       PRE-APPROVAL POLICY AND PROCEDURES
                                     OF THE
                  MORGAN STANLEY RETAIL AND INSTITUTIONAL FUNDS

                           AS ADOPTED JULY 31, 2003(1)

1.    STATEMENT OF PRINCIPLES

      The Audit Committee of the Board is required to review and, in its sole discretion, pre-approve all Covered Services to be provided by the Independent Auditors to the Fund and Covered Entities in order to assure that services performed by the Independent Auditors do not impair the auditor's independence from the Fund.

      The SEC has issued rules specifying the types of services that an independent auditor may not provide to its audit client, as well as the audit committee's administration of the engagement of the independent auditor. The SEC's rules establish two different approaches to pre-approving services, which the SEC considers to be equally valid. Proposed services either: may be pre-approved without consideration of specific case-by-case services by the Audit Committee ("GENERAL PRE-APPROVAL"); or require the specific pre-approval of the Audit Committee or its delegate ("SPECIFIC PRE-APPROVAL"). The Audit Committee believes that the combination of these two approaches in this Policy will result in an effective and efficient procedure to pre-approve services performed by the Independent Auditors. As set forth in this Policy, unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee (or by any member of the Audit Committee to which pre-approval authority has been delegated) if it is to be provided by the Independent Auditors. Any proposed services exceeding pre-approved cost levels or budgeted amounts will also require specific pre-approval by the Audit Committee.

      The appendices to this Policy describe the Audit, Audit-related, Tax and All Other services that have the general pre-approval of the Audit Committee. The term of any general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee considers and provides a different period and states otherwise. The Audit Committee will annually review and pre-approve the services that may be provided by the Independent Auditors without obtaining specific pre-approval from the Audit Committee. The Audit Committee will add to or subtract from the list of general pre-approved services from time to time, based on subsequent determinations.

----------
(1) This Audit Committee Audit and Non-Audit Services Pre-Approval Policy and Procedures (the "POLICY"), adopted as of the date above, supercedes and replaces all prior versions that may have been adopted from time to time.

      The purpose of this Policy is to set forth the policy and procedures by which the Audit Committee intends to fulfill its responsibilities. It does not delegate the Audit Committee's responsibilities to pre-approve services performed by the Independent Auditors to management.

      The Fund's Independent Auditors have reviewed this Policy and believes that implementation of the Policy will not adversely affect the Independent Auditors' independence.

2.    DELEGATION

      As provided in the Act and the SEC's rules, the Audit Committee may delegate either type of pre-approval authority to one or more of its members. The member to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next scheduled meeting.

3.    AUDIT SERVICES

      The annual Audit services engagement terms and fees are subject to the specific pre-approval of the Audit Committee. Audit services include the annual financial statement audit and other procedures required to be performed by the Independent Auditors to be able to form an opinion on the Fund's financial statements. These other procedures include information systems and procedural reviews and testing performed in order to understand and place reliance on the systems of internal control, and consultations relating to the audit. The Audit Committee will approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, Fund structure or other items.

      In addition to the annual Audit services engagement approved by the Audit Committee, the Audit Committee may grant general pre-approval to other Audit services, which are those services that only the Independent Auditors reasonably can provide. Other Audit services may include statutory audits and services associated with SEC registration statements (on Forms N-1A, N-2, N-3, N-4, etc.), periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings.

      The Audit Committee has pre-approved the Audit services in Appendix B.1. All other Audit services not listed in Appendix B.1 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

4.    AUDIT-RELATED SERVICES

      Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Fund's financial statements and, to the extent they are Covered Services, the Covered Entities or that are traditionally performed by the Independent Auditors. Because the Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor and is consistent with the SEC's rules on auditor independence, the Audit Committee may grant general pre-approval to Audit-related services. Audit-related services include, among others, accounting consultations related to accounting, financial reporting or disclosure matters not classified as "Audit services"; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; agreed-upon or expanded audit procedures related to accounting and/or billing records required to respond to or comply with financial, accounting or regulatory reporting matters; and assistance with internal control reporting requirements under Forms N-SAR and/or N-CSR.

      The Audit Committee has pre-approved the Audit-related services in Appendix B.2. All other Audit-related services not listed in Appendix B.2 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

5.    TAX SERVICES

      The Audit Committee believes that the Independent Auditors can provide Tax services to the Fund and, to the extent they are Covered Services, the Covered Entities, such as tax compliance, tax planning and tax advice without impairing the auditor's independence, and the SEC has stated that the Independent Auditors may provide such services.

      Pursuant to the preceding paragraph, the Audit Committee has pre-approved the Tax Services in Appendix B.3. All Tax services in Appendix B.3 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

6.    ALL OTHER SERVICES

      The Audit Committee believes, based on the SEC's rules prohibiting the Independent Auditors from providing specific non-audit services, that other types of non-audit services are permitted. Accordingly, the Audit Committee believes it may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, would not impair the independence of the auditor and are consistent with the SEC's rules on auditor independence.

      The Audit Committee has pre-approved the All Other services in Appendix
B.4. Permissible All Other services not listed in Appendix B.4 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

7.    PRE-APPROVAL FEE LEVELS OR BUDGETED AMOUNTS

      Pre-approval fee levels or budgeted amounts for all services to be provided by the Independent Auditors will be established annually by the Audit Committee. Any proposed services exceeding these levels or amounts will require specific pre-approval by the Audit Committee. The Audit Committee is mindful of the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services.

8.    PROCEDURES

      All requests or applications for services to be provided by the Independent Auditors that do not require specific approval by the Audit Committee will be submitted to the Fund's Chief Financial Officer and must include a detailed description of the services to be rendered. The Fund's Chief Financial Officer will determine whether such services are included within the list of services that have received the general pre-approval of the Audit Committee. The Audit Committee will be informed on a timely basis of any such services rendered by the Independent Auditors. Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the Independent Auditors and the Fund's Chief Financial Officer, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC's rules on auditor independence.

      The Audit Committee has designated the Fund's Chief Financial Officer to monitor the performance of all services provided by the Independent Auditors and to determine whether such services are in compliance with this Policy. The Fund's Chief Financial Officer will report to the Audit Committee on a periodic basis on the results of its monitoring. Both the Fund's Chief Financial Officer and management will immediately report to the chairman of the Audit Committee any breach of this Policy that comes to the attention of the Fund's Chief Financial Officer or any member of management.

9.    ADDITIONAL REQUIREMENTS

      The Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the Independent Auditors and to assure the auditor's independence from the Fund, such as reviewing a formal written statement from the Independent Auditors delineating all relationships between the Independent Auditors and the Fund, consistent with Independence Standards Board No.

1, and discussing with the Independent Auditors its methods and procedures for ensuring independence.

10.   COVERED ENTITIES

      Covered Entities include the Fund's investment adviser(s) and any entity controlling, controlled by or under common control with the Fund's investment adviser(s) that provides ongoing services to the Fund(s). Beginning with non-audit service contracts entered into on or after May 6, 2003, the Fund's audit committee must pre-approve non-audit services provided not only to the Fund but also to the Covered Entities if the engagements relate directly to the operations and financial reporting of the Fund. This list of Covered Entities would include:

      MORGAN STANLEY RETAIL FUNDS
      Morgan Stanley Investment Advisors Inc.
      Morgan Stanley & Co. Incorporated
      Morgan Stanley DW Inc.
      Morgan Stanley Investment Management
      Morgan Stanley Investments LP
      Van Kampen Asset Management Inc.
      Morgan Stanley Services Company, Inc.
      Morgan Stanley Distributors Inc.
      Morgan Stanley Trust FSB

      MORGAN STANLEY INSTITUTIONAL FUNDS
      Morgan Stanley Investment Management Inc.
      Morgan Stanley Investments LP
      Morgan Stanley & Co. Incorporated
      Morgan Stanley Distribution, Inc.
      Morgan Stanley AIP GP LP
      Morgan Stanley Alternative Investment Partners LP

(e)(2) Beginning with non-audit service contracts entered into on or after May 6, 2003, the audit committee also is required to pre-approve services to Covered Entities to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Registrant. 100% of such services were pre-approved by the audit committee pursuant to the Audit Committee's pre-approval policies and procedures (attached hereto).

(f)   Not applicable.

(g)   See table above.

(h) The audit committee of the Board of Trustees has considered whether the provision of services other than audit services performed by the auditors to the Registrant and

Covered Entities is compatible with maintaining the auditors' independence in performing audit services.

Item 5. Audit Committee of Listed Registrants.

Applicable only for reports covering periods ending on or after the earlier of
(i) the first annual shareholder meeting after January 15, 2004 or (ii) October 31, 2004.

Item 6. Schedule of Investments

Refer to Item 1.


Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Applicable only to annual reports filed by closed-end funds.

Item 8. Closed-End Fund Repurchases

Applicable to reports filed by closed-end funds.

Item 9. Submission of Matters to a Vote of Security Holders

Not applicable.


Item 10 - Controls and Procedures

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

   There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls subsequent to the date of their evaluation.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 11 Exhibits

(a) The Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.


                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Mid-Cap Value Fund

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
October 20, 2004

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
October 20, 2004

/s/ Francis Smith
Francis Smith
Principal Financial Officer
October 20, 2004